Schedule of investments
Delaware Value® Fund	August 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 100.15%
Communication Services — 8.26%
Comcast Class A	3,826,163	$ 178,911,382
Verizon Communications	3,170,633	110,908,742
Walt Disney †	1,840,382	154,003,166
		443,823,290
Consumer Discretionary — 6.57%
Lowe's	740,600	170,693,488
TJX	1,972,727	182,437,793
		353,131,281
Consumer Staples — 10.78%
Archer-Daniels-Midland	2,180,337	172,900,724
Conagra Brands	4,981,320	148,841,842
Dollar General	845,590	117,114,215
Dollar Tree †	1,147,958	140,464,141
		579,320,922
Energy — 3.25%
ConocoPhillips	1,468,501	174,795,674
		174,795,674
Financials — 14.35%
Allstate	1,454,054	156,761,562
American International Group	3,011,300	176,221,276
Fidelity National Information Services	2,434,521	135,992,343
Truist Financial	3,736,723	114,156,887
US Bancorp	5,137,000	187,654,610
		770,786,678
Healthcare — 18.04%
Baxter International	3,795,300	154,089,180
Cigna Group	613,817	169,573,085
CVS Health	2,291,102	149,311,117
Hologic †	2,129,959	159,193,136
Johnson & Johnson	1,010,412	163,363,412
Merck & Co.	1,593,742	173,686,003
		969,215,933
Industrials — 12.55%
Dover	1,177,875	174,678,862
Honeywell International	881,490	165,667,231
Northrop Grumman	398,062	172,396,672
RTX	1,875,884	161,401,059
		674,143,824
NQ- 456 [0823] 1023 (3151863)    1

Schedule of investments
Delaware Value® Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology — 16.77%
Broadcom	76,602	$ 70,695,220
Cisco Systems	3,146,847	180,471,675
Cognizant Technology Solutions Class A	2,545,566	182,287,981
Motorola Solutions	624,066	176,966,396
Oracle	1,438,300	173,156,937
Teledyne Technologies †	280,009	117,127,765
		900,705,974
Materials — 3.30%
DuPont de Nemours	2,308,316	177,486,417
		177,486,417
Real Estate — 3.10%
Equity Residential	2,564,450	166,253,293
		166,253,293
Utilities — 3.18%
Edison International	2,478,100	170,617,185
		170,617,185
Total Common Stocks (cost $3,863,474,187)		5,380,280,471

Short-Term Investments — 0.83%
Money Market Mutual Funds — 0.83%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.22%)	11,178,579	11,178,579
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	11,178,579	11,178,579
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.36%)	11,178,579	11,178,579
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.25%)	11,178,580	11,178,580
Total Short-Term Investments (cost $44,714,317)		44,714,317
Total Value of Securities—100.98% (cost $3,908,188,504)		5,424,994,788

Liabilities Net of Receivables and Other Assets—(0.98%)		(52,432,939)
Net Assets Applicable to 298,603,464 Shares Outstanding—100.00%		$5,372,561,849
†	Non-income producing security.
2    NQ- 456 [0823] 1023 (3151863)